Bank overview	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Bank overview
1. Bank overview
HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulation Act, 1949. The Bank’s shares are listed on the BSE Limited (formerly known as Bombay Stock Exchange Limited) and the National Stock Exchange of India Ltd.. American Depositary Shares (“ADS”) are listed on the New York Stock Exchange.
By way of an ordinary resolution on July 19, 2025, the shareholders of the Bank approved, through postal ballot, the issuance of bonus shares, in the proportion of one bonus equity share of Rs.
1
 each for every one fully
paid-up
equity share held as of the record date (August 27, 2025).

Accordingly, the Bank allotte
d
7,677,039,761
equity shares as bonus shares on August 2
8
, 2025 by utilization of share premium. Further, in connection with the Bonus Issuance, and as approved by the shareholders of the Bank by a resolution dated August 21, 2025, the Bank’s Memorandum of Association was amended to increase the authorized share capital of the Bank from Rs.
11,906,100,000.0
to Rs. 20,000,000,000.0. All shares/ADS and per share/ADS information in the financial results reflect the effect of the bonus shares issuance retrospectively. One ADS continues to represent three equity shares.
On June 25, 2025, the Bank’s subsidiary company, HDB Financial Services Limited (“HDBFSL”) launched its initial public offering (“IPO”), comprised of a fresh issuance of equity shares aggregating to
 Rs.
25
billion and an offer for sale (“OFS”) of equity shares by the Bank, aggregating to Rs.
100 billion. Under the OFS, the Bank divested 135.1 million equity shares of

Rs.
10 each of HDBFSL at Rs. 740 per share. Following the IPO, the Bank holds 74.6 percent of the outstanding equity share capital of HDBFSL and HDBFSL continues to be a subsidiary of the Bank, in compliance with the provisions of the applicable regulations. On July 2, 2025, the equity shares of HDBFSL were listed on the BSE Limited (the “BSE”) and the National Stock Exchange of India Limited (the “NSE”).
Effective July 1, 2023, the Bank’s largest shareholder, Housing Development Finance Corporation Limited (“eHDFC”), along with its subsidiaries merged with the Bank. As o
f
 June 30, 2023, along with its subsidiaries it owned 20.8% of the Bank’s equity. The Bank’s equity shares are now widely held by the public and by foreign and Indian institutional investors.
The Bank’s principal business activities are retail banking, wholesale banking, treasury services and insurance services. The Bank’s retail banking division provides a variety of deposit products, as well as loans, credit cards, debit cards, third-party mutual funds and insurance, depository services, trade finance and foreign exchange and derivative services. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.
The other subsidiaries and associated companies of the Bank are also largely engaged in a range of financial services. HDFC Life Insurance Company Limited provides life insurance services and pension management services. HDFC Asset Management Company Limited and its group companies are engaged in the asset management business, HDB Financial Services Limited is a non-deposit
taking
non-banking
finance company, HDFC Securities Limited is a financial services provider along with broking as a core product, and the remaining subsidiaries and associated companies of the Bank are engaged in sourcing business for the Bank or its subsidiaries. HDFC Ergo General Insurance Company Limited, a joint venture company, is engaged in the general insurance busines
s.